Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Issued March 23, 2017 [Member]	Issued March 20, 2018 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 23, 2017 [Member]	Common Stock [Member] Issued March 20, 2018 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2016	$ 956,480			$ 554			$ 588,024	$ (287)	$ 368,189
Beginning Balance, (in shares) at Dec. 31, 2016				55,436,087
Restricted shares issued		$ 1			$ 1
Restricted shares issued, (in shares)					93,675
Net income (loss)	5,310								5,310
Foreign currency translation	10							10
Share-based compensation	1,412						1,412
Ending Balance at Dec. 31, 2017	$ 963,213			$ 555			589,436	(277)	373,499
Ending Balance, (in shares) at Dec. 31, 2017	55,529,762			55,529,762
Adjustment to equity for the adoption of the new revenue standard	$ (3,352)								(3,352)
Restricted shares issued			$ 2			$ 2
Restricted shares issued, (in shares)						126,542
Net income (loss)	(2,463)								(2,463)
Foreign currency translation	(66)							(66)
Share-based compensation	364						364
Ending Balance at Jun. 30, 2018	$ 957,698			$ 557			$ 589,800	$ (343)	$ 367,684
Ending Balance, (in shares) at Jun. 30, 2018	55,656,304			55,656,304